Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Required under Leases	Future minimum payments required under the leases as of December 31, 2014 are summarized as follows, in thousands:

Year Ending December 31,
2015	$111
2016	88

Total minimum lease payments	$199